Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,109,000
Previously Paid Amount	0.00
Total Fee Amount	153.15
Total Offset Amount	0.00
Net Fee	153.15
Narrative - Max Aggregate Offering Price	$ 1,109,000
Final Prospectus	true